Leased Asset (Tables)	12 Months Ended
Mar. 31, 2011
Leased Asset (Tables) [Abstract]
Leased assets under capital leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2010	2011

Land	62	—
Buildings	1,005	—
Machinery, equipment and others	11,807	9,288
Film costs	21,175	19,208
Accumulated amortization	(7,543)	(4,634)

	26,506	23,862

Schedule by year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments
The following is a schedule by year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2011:

Fiscal year ending March 31	Yen in millions

2012	4,761
2013	3,706
2014	3,275
2015	2,668
2016	2,330
Later years	14,583

Total minimum lease payments	31,323
Less — Amount representing interest	6,650

Present value of net minimum lease payments	24,673
Less — Current obligations	4,162

Long-term capital lease obligations	20,511

Minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2011 are as follows:

Fiscal year ending March 31	Yen in millions

2012	39,817
2013	31,459
2014	24,652
2015	18,158
2016	12,665
Later years	51,239

Total minimum future rentals	177,990